Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials	$ 373,718	$ 430,004
Finished goods	178,810	240,467
Inventories, Gross	552,528	670,471
Less: Reserve	(31,997)	(56,833)
Inventories, Net	$ 520,531	$ 613,638